SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	6 Months Ended
Mar. 31, 2026
Shaozhang Lin [Member]
Related Party Transaction [Line Items]
Name of related parties with relationship	The legal representative and Chief Executive Officer (“CEO”) of the Company
Baiyan Investment Partnership [Member]
Related Party Transaction [Line Items]
Name of related parties with relationship	The indirect shareholder of the Company from April 21, 2023
Peng Liu [Member]
Related Party Transaction [Line Items]
Name of related parties with relationship	The CEO of Celnet BJ, who became the related party since October 29, 2025 due to the acquisition of Celnet